Basis of presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) engine airline aircraft	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (1,490,431)	$ (194,750)	$ (1,287,972)	$ 2,700,000
Cash proceeds from insurance claim and related settlements	$ 1,488,519	$ 172,000	$ 1,254,400
Russian Federation
Unusual or Infrequent Item, or Both [Line Items]
Number of airlines | airline	4
Number of aircraft on lease | aircraft	16
Number of engines on lease | engine	1
Insurance Proceeds, Interest Received
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (234,000)
Insurance Proceeds
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	(280,000)
C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (973,000)